Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of Payment to the Placement Agent	The Partnership pays the Placement Agent the following percentage in accordance with the following schedule.
Class of Units	Annualized Rate (%)
A	3.375%
D	0.75%